Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Warrant Liabilities [Abstract]
Schedule of Derivative Financial Liabilities Changes In Fair Value
Type of Warrants	Issued	Exercise	Remaining
December 31, 2024 and June 30, 2025
Series A	2,200,000	1,246,992	953,008
Series B	2,200,000	1,271,992	928,008
Existing Listing	250,000	229,453	20,547

Schedule of Movement of Fair Value of Warrant Liabilities

Movement of the fair value of the warrant liabilities during the year is as follows:

	December 31, 2024	June 30, 2025
	RM	RM	US$

At beginning of the year	1,964,335	148,887	33,305
Exercised	(1,913,443)	-	-
Fair value change	151,891	-	-
Currency realignment	(53,896)	(8,583)	-
At end of the year	148,887	140,304	33,305